Advances from Customers - Summary of Advances from Customers (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Advances From Customers [line items]
Advances from customers	$ 903.3	$ 856.2
Current portion	799.2	716.4
Non-current portion	104.1	139.8
Denominated in U.S. dollars [member]
Disclosure Of Advances From Customers [line items]
Advances from customers	771.4	710.8
Denominated in Reais [member]
Disclosure Of Advances From Customers [line items]
Advances from customers	$ 131.9	$ 145.4